Acquisition-related Costs	12 Months Ended
Nov. 30, 2014
Acquisition Related Costs [Abstract]
Acquisition Related Costs
Acquisition-related Costs

During 2012, we incurred approximately $4.1 million in costs associated with acquisitions, including legal and professional fees, the elimination of certain positions, and a facility closure. Substantially all of the costs were incurred within the Americas segment.

During 2013, we incurred approximately $23.4 million in costs associated with acquisitions, primarily related to the Polk acquisition. Acquisition-related costs for 2013 included investment adviser fees, severance, a lease abandonment, and legal and professional fees. Certain of these costs were incurred for a transaction that we chose not to consummate. Approximately $19.6 million of the costs were incurred in the Americas segment and $3.9 million of the costs were incurred in the EMEA segment.

During 2014, we incurred approximately $1.9 million in costs associated with acquisitions, including severance, lease abandonments, and professional fees. Approximately $1.5 million of the total charge was recorded in the Americas segment and $0.4 million was recorded in the EMEA segment.

The following table provides a reconciliation of the acquisition-related costs accrued liability as of November 30, 2014 (in thousands):

	Employee Severance and Other Termination Benefits	Contract Termination Costs	Other	Total
Balance at November 30, 2011	$1,619	$469	$185	$2,273
Add: Costs incurred	1,912	138	2,119	4,169
Revision to prior estimates	(22)	—	—	(22)
Less: Amount paid	(2,925)	(523)	(2,304)	(5,752)
Balance at November 30, 2012	$584	$84	$—	$668
Add: Costs incurred	7,828	1,291	14,487	23,606
Revision to prior estimates	(114)	(44)	(20)	(178)
Less: Amount paid	(2,439)	(1,130)	(14,396)	(17,965)
Balance at November 30, 2013	$5,859	$201	$71	$6,131
Add: Costs incurred	897	515	702	2,114
Revision to prior estimates	(230)	17	—	(213)
Less: Amount paid	(5,940)	(618)	(356)	(6,914)
Balance at November 30, 2014	$586	$115	$417	$1,118

As of November 30, 2014, the $1.1 million remaining liability was in the Americas segment, and we expect that it will be substantially paid in 2015.